Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of tax recognised in profit or loss
	2022	2021	2020
	US$	US$	US$
		(Restated)	(Restated)
Tax recognised in profit or loss
Current tax expense
Current year	8,061	—	27,413

Reconciliation of effective tax rate
Loss before income tax	(8,356,886)	(5,210,719)	(1,459,093)
Tax calculated at domestic tax rates applicable to profits in PRC (2022, 2021, and 2020: 25%)	(2,089,222)	(1,302,680)	(364,773)
Effect of tax rates in foreign jurisdiction	1,208,859	577,052	99,425
Tax effect of tax loss not recognized	888,424	725,628	292,761
Income tax expense	8,061	—	27,413